November 20, 2002


Dear Fellow Shareholders:

Thank you again for investing in The Henssler Equity Fund ("The Fund"). The Fund's cumulative return year to date through October 31, 2002, was -15.82% versus -21.84% for the Standard & Poor's 500 Index (S&P 500) during the same period. Since its inception on June 10, 1998 through October 31, 2002, The Fund has achieved an average annualized return of 1.63% versus a -3.78% average annualized return for the S&P 500 during the same period. None of us are happy to see low and negative returns. However, on a relative basis our Fund has performed well versus our benchmark.

The Fund also continues to perform well against its peers. Morningstar, a nationally recognized rating service, compares performance among funds with similar investment objectives and assigns funds to different categories. For the three-year period November 1, 1999 through October 31, 2002, Morningstar classified nine hundred thirty-six (936) funds, including The Fund, as Large Cap Blend funds. For that three-year period, Morningstar ranked The Fund in the top six percent (6%) of all mutual funds in the Large Cap Blend category.

Lipper Analytical Services, another nationally recognized rating service, has assigned The Fund their highest rating of "A" and has ranked The Fund in the top 2% of all Large Cap Core Equity Funds (700 total) for the three year period from October 1, 1999 through September 30, 2002. Of course, we caution investors that past performance does not guarantee future results.

We continue to purchase only those companies believed to have very strong financials. This type of strategy has served us well since our inception. During this entire bear market, we have remained confident in the composition of our portfolio.

Our long-term investment strategy continues to focus on the over weighting of positions in the Technology, Health Care, and Financial sectors. Since the Fund's last financial report we have added to positions in Financials, Healthcare, Industrials, and Technology. Notable additions were made to American International Group, Applied Materials, Mylan Labs, T. Rowe Price, Texas Instruments, and Parker-Hannifin. We also initiated new positions in Automatic Data Processing and Eli Lilly.

Since our last report we also eliminated several positions. During the past six months we eliminated our holdings in Ashland, EMC Corp, Motorola, Pharmacia, and Schering Plough. We are confident that our decisions enhanced the quality of The Fund and will contribute to The Fund's performance as the market and economy recovers.

November 20, 2002
Page Two


If you would like to receive periodic information regarding The Fund, we encourage you to visit our website at www.henssler.com. You can review The Henssler Equity Fund link as often as you like. Each quarter through our website, we provide details on our top 10 holdings, industry allocations, and other statistics. We also provide on our website media appearance information and links to articles in which The Fund's management team has been quoted.

On behalf of our board of directors and management team, we thank you for the trust and confidence you have shown by using The Henssler Equity Fund as your investment vehicle.

Yours very truly,




Gene W. Henssler, Ph.D.       Theodore L. Parrish        James L. Brookover, CFA
Co-Manager                    Co-Manager                 Co-Manager


This report is intended for The Fund's shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current fund prospectus.

The Henssler Equity Fund
SCHEDULE OF INVESTMENTS (Unaudited)                             October 31, 2002
--------------------------------------------------------------------------------

                                                       Shares         Value
                                                     ----------    ------------
COMMON STOCK -- 96.31%

   Materials  -- 3.05%

      Building and Construction Products
      Vulcan Materials Co.                               33,335    $  1,118,723
                                                                   ------------
      Chemical - Speciality
      Ecolab, Inc.                                       10,700         516,275
                                                                   ------------
      Total Materials                                                 1,634,998
                                                                   ------------

   Industrials  -- 9.09%

      Auto-Medium & Heavy Duty Trucks
      PACCAR, Inc.                                       37,962       1,674,883
                                                                   ------------

      Data Processing/Management
      Automatic Data Processing, Inc.                    15,000         637,950
                                                                   ------------

      Diversified Manufacturing
      General Electric Co.                               34,835         879,584
      Illinois Tool Works Inc.                           13,500         828,900
                                                                   ------------
                                                                      1,708,484
                                                                   ------------
      Instruments-Controls
      Parker Hannifin Corp.                              19,500         850,785
                                                                   ------------
      Total Industrials                                               4,872,102
                                                                   ------------

   Telecom Services  -- 3.71%

      Telephone-Local
      Alltell Corp.                                      22,600       1,123,446
      Bellsouth Corp.                                    33,150         866,872
                                                                   ------------
      Total Telecom Services                                          1,990,318
                                                                   ------------

   Consumer Discretionary  -- 7.92%

      Auto Parts & Equipment
      Federal Signal Corp.                               24,800         418,872
                                                                   ------------

      Building-Residential/Commercial
      Lennar Corp.                                       14,200         783,414
                                                                   ------------

      Multimedia
      Walt Disney Co.                                    30,000         501,000
                                                                   ------------

      Retail-Building Products
      Home Depot, Inc.                                   36,270       1,047,478
                                                                   ------------

      Retail-Major Department Stores
      Target Corp.                                       49,770       1,499,072
                                                                   ------------
      Total Consumer Discretionary                                    4,249,836
                                                                   ------------

   Consumer Staples  -- 13.17%

      Beverages-Non-alcoholic
      Pepsico, Inc.                                      51,475       2,270,048
                                                                   ------------

      Brewery
      Anheuser-Busch Companies, Inc.                     22,270       1,174,965
                                                                   ------------

The Henssler Equity Fund
SCHEDULE OF INVESTMENTS (Unaudited)                             October 31, 2002
--------------------------------------------------------------------------------

                                                       Shares         Value
                                                     ----------    ------------
      Cosmetics & Toiletries
      Kimberly-Clark Corp.                               27,635    $  1,423,203
                                                                   ------------

      Food-Wholesale/Distribution
      Sysco Corp.                                        44,450       1,408,176
                                                                   ------------

      Retail-Drug Stores
      Walgreen Co.                                       23,270         785,363
                                                                   ------------
      Total Consumer Staples                                          7,061,755
                                                                   ------------

   Energy  -- 5.56%

      Oil Company-Integrated
      BP PLC                                             24,900         957,405
      Exxon/Mobil Corp.                                  40,414       1,360,335
      Royal Dutch Petroleum Co. ADR                      15,480         662,234
                                                                   ------------
                                                                      2,979,974
                                                                   ------------
      Total Energy                                                    2,979,974
                                                                   ------------

   Financials  -- 21.46%

      Commercial Banks-Southern US
      Southtrust Corp.                                   66,400       1,701,168
                                                                   ------------

      Finance-Credit Card
      MBNA Corp.                                         85,263       1,731,692
                                                                   ------------

      Finance-Mortgage Loan/Banker
      Fannie Mae                                         24,930       1,666,820
                                                                   ------------

      Insurance-Life/Health
      Jefferson-Pilot Corp.                              37,462       1,504,099
                                                                   ------------

      Insurance-Multi-Line
      American International Group, Inc.                 25,209       1,576,823
                                                                   ------------

      Investment Management/Advisory Services
      Goldman Sachs Group, Inc.                          12,100         866,360
      T. Rowe Price Group, Inc.                          39,100       1,103,793
                                                                   ------------
                                                                      1,970,153
      Money Center Banks
      Bank of America Corp.                              19,400       1,354,120
                                                                   ------------
      Total Financials                                               11,504,875
                                                                   ------------

The Henssler Equity Fund
SCHEDULE OF INVESTMENTS (Unaudited)                             October 31, 2002
--------------------------------------------------------------------------------

                                                       Shares         Value
                                                     ----------    ------------
   Healthcare  -- 16.24%

      Medical Instruments
      Medtronic, Inc.                                    22,600    $  1,012,480
                                                                   ------------

      Medical Products
      Johnson & Johnson                                  33,270       1,954,613
                                                                   ------------

      Medical- Drugs
      Bristol-Myers Squibb Co.                           45,915       1,129,968
      Eli Lilly & Co.                                    25,500       1,415,250
      Mylan Laboratories                                 61,000       1,919,670
                                                                   ------------
                                                                      4,464,888
                                                                   ------------
      Medical-Wholesale Drug Distribution
      Cardinal Health, Inc.                              18,450       1,276,924
                                                                   ------------
      Total Healthcare                                                8,708,905
                                                                   ------------

   Information Technology  -- 16.11%

      Computer Software
      Microsoft Corp.*                                   33,250       1,777,877
                                                                   ------------

      Computer-Micro
      Dell Computer Corp.*                               40,200       1,150,122
      International Business Machine                     22,600       1,784,044
                                                                   ------------
                                                                      2,934,166
                                                                   ------------
      Electronic Components-Semiconductors
      Applied Materials, Inc.*                          121,700       1,829,151
      Intel Corp.                                        69,940       1,209,962
      Texas Instruments, Inc.                            55,900         886,574
                                                                   ------------
                                                                      3,925,687
                                                                   ------------
      Total Information Technology                                    8,637,730
                                                                   ------------


      TOTAL COMMON STOCK (COST $52,628,297)                          51,640,493
                                                                   ------------


REPURCHASE AGREEMENTS -- 2.90%
      Fifth Third Bank, 1.22%, dated 10/31/02,
      due  11/01/02, repurchase price $1,554,797
      (collateralized by GNMA Pool # 780160, 8.00%,
      due 05/15/10, market value $1,601,386
      (Cost $1,554,774)                                               1,554,774
                                                                   ------------

      TOTAL INVESTMENTS (COST $54,183,071) -- 99.21%                 53,195,267
      ASSETS LESS LIABILITIES, NET -- 0.79%                             423,846
                                                                   ------------
      NET ASSETS -- 100%                                           $ 53,619,113
                                                                   ============

      * Non-income producing investment.
      ADR - American Depository Receipt


Cost of investments owned for federal income tax purposes at October 31, 2002 was $54,379,167. The difference between book cost and tax cost consists of wash sales in the amount of $196,096.

At October 31, 2002 the composition of unrealized appreciation was as follows:
     Gross unrealized appreciation                                    4,578,224
     Gross unrealized depreciation                                   (5,762,124)
                                                                   ------------
     Net unrealized appreciation                                   ($ 1,183,900)
                                                                   ------------

    The accompanying notes are an integral part of the financial statements.

The Henssler Equity Fund
STATEMENT OF ASSETS AND LIABILITIES                 October 31, 2002 (Unaudited)
--------------------------------------------------------------------------------

Assets:
     Investments, at market (identified cost $54,183,071)          $ 53,195,267
     Receivables:
          Fund shares sold                                              475,365
          Dividends and interest                                         34,506
                                                                   ------------
                Total assets                                         53,705,138
                                                                   ------------

Liabilities:
    Payables:
          Operating service fees due to advisor                          29,975
          Advisory fees due to advisor                                   21,411
          Legal fees                                                      2,758
          Directors' fees                                                   478
          Fund shares redeemed                                           31,403
                                                                   ------------
                Total liabilities                                        86,025
                                                                   ------------

Net Assets                                                         $ 53,619,113
                                                                   ============

Net Assets consist of:
    Common stock                                                   $        504
    Additional capital paid - in                                     57,691,820
    Accumulated undistributed net investment income                      66,549
    Accumulated realized losses on investments                       (3,151,956)
    Net unrealized loss on investments                                 (987,804)
                                                                   ------------

Net Assets, for 5,037,230 shares outstanding                       $ 53,619,113
                                                                   ============

Net Asset Value, offering and redemption price per share           $      10.64
                                                                   ============

    The accompanying notes are an integral part of the financial statements.

The Henssler Equity Fund
STATEMENT OF OPERATIONS
FOR THE PERIOD ENDED OCTOBER 31, 2002 (Unaudited)
--------------------------------------------------------------------------------

Investment Income:
    Interest                                                       $      8,196
    Dividends                                                           321,562
                                                                   ------------
               Total investment income                                  329,758
                                                                   ------------

Expenses:
    Investment advisory fees                                            107,416
    Administration fees                                                 150,383
    Directors' fees                                                       6,453
                                                                   ------------
           Total expenses                                               264,252
                                                                   ------------

    Net investment income                                                65,506
                                                                   ------------

Realized gain (loss) on investments:
    Net realized loss on investments                                 (2,343,656)
    Net change in unrealized depreciation on investments             (3,586,638)
                                                                   ------------
                                                                   ------------
    Net loss on investments                                          (5,930,294)
                                                                   ------------

Net decrease in net assets resulting from operations               $ (5,864,788)
                                                                   ============

    The accompanying notes are an integral part of the financial statements.

The Henssler Equity Fund
STATEMENTS OF CHANGES IN NET ASSETS
------------------------------------------------------------------------------------------

                                                          For the Six Months
                                                                Ended
                                                           October 31, 2002    Year Ended
                                                              (Unaudited)    April 30, 2002
                                                             ------------     ------------
Operations:
     Net investment income                                   $     65,506     $      1,043
     Net realized loss on investments                          (2,343,656)        (555,346)
     Net change in unrealized depreciation on investments      (3,586,638)      (1,138,449)
                                                             ------------     ------------
Net decrease in net assets resulting from operations           (5,864,788)      (1,692,752)
                                                             ------------     ------------

Distributions to shareholders from:
     Net investment income                                             --          (24,228)
     Net realized gains                                                --          (72,599)
                                                             ------------     ------------
                                                                       --          (96,827)
                                                             ------------     ------------

Capital Share Transactions:
     Proceeds from shares sold                                 26,282,292       18,866,280
     Proceeds from shares issued to holders
       in reinvestment of dividends                                    --           94,624
     Cost of shares redeemed                                   (6,158,122)      (7,375,060)
                                                             ------------     ------------
Increase in net assets from Fund share transactions            20,124,170       11,585,844
                                                             ------------     ------------

Increase (decrease) in net assets                              14,259,382        9,796,265

Net Assets:
     Beginning of period                                       39,359,731       29,563,466
                                                             ------------     ------------
     End of period (including undistributed
       accumulated net investment income of
       $66,549 and $1,043, respectively)                     $ 53,619,113     $ 39,359,731
                                                             ============     ============

    The accompanying notes are an integral part of the financial statements.

The Henssler Equity Fund
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------------------------------------------------------
The tables below sets forth financial data for one share of capital stock outstanding throughout each period presented

                                                        For the
                                                      Six Months                                                       For the
                                                         Ended       For the Year    For the Year    For the Year       Period
                                                      October 31,        Ended          Ended           Ended           Ended
                                                         2002          April 30,       April 30,       April 30,       April 30,
                                                      (Unaudited)         2002           2001            2000            1999*
                                                      ----------      ----------      ----------      ----------      ----------
Net Asset Value, Beginning of Period                  $    12.43      $    13.12      $    13.29      $    11.74      $    10.00
                                                      ----------      ----------      ----------      ----------      ----------

      Income From Investment Operations:
      Net investment income                                 0.02              --            0.01            0.01            0.02
      Net gain (loss) on securities (both realized
         and unrealized)                                   (1.81)          (0.65)          (0.14)           1.56            1.74
                                                      ----------      ----------      ----------      ----------      ----------
           Total from investment operations                (1.79)          (0.65)          (0.13)           1.57            1.76
                                                      ----------      ----------      ----------      ----------      ----------

      Distributions:
      Net realized capital gain                               --           (0.03)          (0.04)             --              --
      Net investment income                                   --           (0.01)             --           (0.02)          (0.02)
                                                      ----------      ----------      ----------      ----------      ----------
           Total distributions                                --           (0.04)          (0.04)          (0.02)          (0.02)
                                                      ----------      ----------      ----------      ----------      ----------

Net Asset Value, End of Period                        $    10.64      $    12.43      $    13.12      $    13.29      $    11.74
                                                      ==========      ==========      ==========      ==========      ==========

Total Return                                            (14.40)%         (4.99)%         (0.96)%          13.37%          17.57%

Ratios/Supplemental Data
      Net assets, end of period (in 000s)             $   53,619      $   39,360      $   29,563      $   22,120      $   15,680
      Ratio of expenses to average net assets              1.23% 1         1.27%           1.21%           1.20%           1.20% 1
      Ratio of net investment income to
        average net assets                                 0.30% 1         0.00%           0.10%           0.10%           0.17% 1
      Portfolio turnover rate                                16%             44%             49%             58%             14%

      * The Henssler Equity Fund commenced operations on June 10, 1998. 1 Annualized

    The accompanying notes are an integral part of the financial statements.

The Henssler Equity Fund
--------------------------------------------------------------------------------
NOTES TO THE FINANCIAL STATEMENTS
October 31, 2002 (Unaudited)

1.   ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

     The Henssler Funds, Inc. (the "Company") was incorporated under the laws of the state of Maryland on February 12, 1998, and consists solely of The Henssler Equity Fund (the "Fund"). The Company is registered as a no-load, open-end diversified management investment company of the series type under the Investment Company Act of 1940 (the "1940 Act"). The Company has an authorized capital of 100,000,000 shares, classified as shares of common stock with a par value of $.0001 per share. The Fund's investment strategy is to seek growth of capital. The Fund became effective with the SEC on June 8, 1998 and commenced operations on June 10, 1998.

     The costs incurred in connection with the organization, initial registration and public offering of shares have been paid by Henssler Asset Management, LLC (the "Adviser"). Accordingly, no organization costs have been recorded by the Fund.

     The following is a summary of significant accounting policies consistently followed by the Fund.

a) Investment Valuation--Common stocks and other equity-type securities listed on a securities exchange are valued at the last quoted sales price on the day of the valuation. Price information on listed stocks is taken from the exchange where the security is primarily traded. Securities that are listed on an exchange but which are not rated on the valuation date are valued at the most recent bid prices. Other assets and securities for which no quotations are readily available are valued at fair value as determined in good faith by the Investment manager under the supervision of the Board of Directors. Short-term instruments (those with remaining maturities of 60 days or less) are valued at amortized cost, which approximates fair market value.

b) Repurchase agreements--In connection with transactions in repurchase agreements, it is the Funds policy that its custodian take possession of the underlying collateral securities, the fair market value which exceeds the principal amount of the repurchase transaction, including accrued interest, at all times. If the seller defaults, and the fair market value of the collateral declines, realization of the collateral by the Fund may be delayed or limited.

c) Federal Income Taxes--No provision for federal income taxes has been made since the Fund has complied to date with the provision of the Internal Revenue Code applicable to regulated investment companies and intends to so comply in the future and to distribute substantially all of its net investment income and realized capital gains in order to relieve the Fund from all federal income taxes.

d) Distributions to Shareholders--Dividends from net investment income and distributions of net realized capital gains, if any, will be declared and paid at least annually. Income and

The Henssler Equity Fund
--------------------------------------------------------------------------------
NOTES TO THE FINANCIAL STATEMENTS
October 31, 2002 (Unaudited)

1.   ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES- (continued)

Capital gains distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America.

e) Use of Estimates--The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

f) Other--Investment and shareholder transactions are recorded on trade date. The Fund determines the gain or loss realized from the investment transactions by comparing the original cost of the security lot sold with the net sales proceeds. Dividend income is recognized on the ex-dividend date or as soon as information is available to the Fund, and interest income is recognized on an accrual basis.

2.   CAPITAL SHARE TRANSACTIONS

     Transactions in shares of the Fund were as follows:

                                                Period Ended      Year Ended
                                              October 31, 2002  April 30, 2002
                                              ----------------  --------------
     Sold . . . . . . . . . . . . . . . . . . . . 2,433,355        1,478,235
     Reinvested . . . . . . . . . . . . . . . . .         0            7,404
     Redeemed . . . . . . . . . . . . . . . . . .  (563,225)        (572,593)
                                                 ----------       ----------
     Net Increase . . . . . . . . . . . . . . . . 1,870,130          913,046
                                                 ==========       ==========

3.   INVESTMENT TRANSACTIONS

     The aggregate purchases and sales of investments, excluding short-term investments, by the Fund for the period ended October 31, 2002, were as follows:

               Purchases:                       $25,588,786
               Sales:                             6,607,286

4.   ADVISORY FEES AND OTHER RELATED PARTY TRANSACTIONS

     The Fund has entered into a Management Agreement with Henssler Asset Management, LLC (the "Adviser") to provide investment management services to the Fund. Pursuant to the Advisory Agreement, the Adviser is entitled to receive a fee, calculated daily and payable monthly at the annual rate of 0.50% as applied to the Fund's daily net assets. For the period ended October 31, 2002, the Adviser earned advisory fees of $107,416.

The Henssler Equity Fund
--------------------------------------------------------------------------------
NOTES TO THE FINANCIAL STATEMENTS
October 31, 2002 (Unaudited)

4.   ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS
     (continued)

     The Fund has entered into an Operating Services Agreement (the "Servicing Agreement") with the Adviser to provide or arrange for day-to-day operational services to the Fund. Under the Servicing Agreement, the Adviser provides all of the Fund's day-to-day operational services, excluding costs of brokerage, interest, taxes, litigation, independent directors' fees and expenses, independent directors' legal fees, and extraordinary expenses. For the period ended October 31, 2002, the Fund incurred independent directors' fees of $6,453. Pursuant to the Servicing Agreement, the Adviser is entitled to receive a fee, calculated daily and payable monthly at the annual rate of 0.70% as applied to the Fund's daily net assets. For the period ended October 31, 2002, the Adviser earned fees of $150,383.

     The Fund and the Adviser have entered into an Investment Company Services Agreement (the "ICSA") with CITCO-Quaker Fund Services, Inc. to provide day-to-day operational services to the Fund including, but not limited to, accounting, administrative, transfer agent, dividend disbursing, registrar, and record keeping services.

     The Fund and the Adviser have entered into a Distribution Agreement with CITCO-Quaker Fund Services, Inc. to provide distribution services to the Fund. CITCO-Quaker Fund Services, Inc. serves as underwriter/distributor of the Fund.

     Certain directors and officers of the Fund are directors and officers of the Adviser.

     The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Fund creates a presumption of control of the Fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of October 31, 2002, Charles Schwab & Co. owned of record in aggregate more than 57% of the Henssler Equity Fund. The shares are held under an omnibus account (where by the transactions of two or more shareholders are combined and carried in the name of the originating broker rather than designated separately).

5.   REVOLVING LINE OF CREDIT

     Revolving Credit Agreement--The Fund has a $5,000,000 Revolving Credit Agreement with Fifth Third Bank; Borrowings under this arrangement bear interest at the Overnight Funds Rate in effect on the day the loan is made. The Overnight Funds Rate means the rate of interest on overnight funds, which the Bank is offering to other borrowers and potential borrowers of comparable financial condition to borrower on the business day a loan, is made, pursuant to this agreement. As of October 31, 2002, there were no outstanding balances.

6.   CAPITAL LOSS CARRYFORWARDS

     At April 30, 2002, the Fund had available for federal tax purposes an unused capital loss carryforward of $614,205, which expires in 2010. Capital loss carryforwards are available to offset future realized gains. To the extent that these carryforwards are used to offset future capital gains, it is probable that the amount, which is offset, will not be distributed to shareholders.

INDEPENDENT DIRECTORS

---------------------------------------------------------------------------------------------------------------------
                                                                            Number of
                                                                            Portfolios in Fund
                                                    Length of               Complex Overseen     Other
Name, Age and Address            Position           Time Served             by Director          Directorships Held
---------------------------------------------------------------------------------------------------------------------
Kenneth M Davies, Esq. (62)      Director           Since 1998                   One             Etruscan Foundation,
Penobscot Building                                                                               Cathedral Services
Suite 3270                                                                                       Corp.
Detroit, MI 48226

Principal Occupation During past 5 years:
Attorney, Principal, Kenneth M. Davies, P.C.
---------------------------------------------------------------------------------------------------------------------
Ladd M. Kochman (57)             Director           Since 1998                   One               None
1000 Chastain Road
Kennesaw, GA 30144-5591

Principal Occupation During past 5 years:
Professor of Finance, Kennesaw State University
---------------------------------------------------------------------------------------------------------------------
Robert E. Nickels (59)           Director           Since 2002                   One               None
2 Delegal's Retreat
Savannah, GA 31411

Principal Occupation During past 5 years:
Retired
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ADDITIONAL DIRECTORS AND OFFICERS

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                                                                            Number of
                                                                            Portfolios in Fund
                                                    Length of               Complex Overseen     Other
Name, Age and Address            Position           Time Served             by Director          Directorships Held
---------------------------------------------------------------------------------------------------------------------
Gene W. Henssler, Ph.D. (62)     Director,          Since 1998                   One               None
1281 Kennestone Circle           President
Suite 100                        Co-Portfolio
Marietta, GA 30066               Manager

Principal Occupation During past 5 years:
President, G.W. Henssler & Associates, Ltd.
Co-Portfolio Manager, Henssler Equity Fund
---------------------------------------------------------------------------------------------------------------------
Patricia T. Henssler, C.P.A.     Director,          Since 1998                   One               None
(47)                             Executive Vice
1281 Kennestone Circle           President and
Suite 100                        Treasurer
Marietta, GA 30066

Principal Occupation During past 5 years:
Treasurer, G.W. Henssler & Associates, Ltd.;
Certified Public Accountant, Henssler, Still &
Associates, LLC
---------------------------------------------------------------------------------------------------------------------
William G. Lako, Jr. (32)        Vice President     Since 1998                   One               Cherokee
1281 Kennestone Circle                                                                             National
Suite 100                                                                                          Trust
Marietta, GA 30066

Principal Occupation During past 5 years:
Principal, G.W. Henssler & Associates, Ltd.
---------------------------------------------------------------------------------------------------------------------
Scott L. Keller, CFA (36)        Vice President     Since 1998                   One               Cherokee
1281 Kennestone Circle                                                                             National
Suite 100                                                                                          Trust
Marietta, GA 30066

Principal Occupation During past 5 years:
Principal, G.W. Henssler & Associates, Ltd.
---------------------------------------------------------------------------------------------------------------------
Theodore L. Parrish (30)         Vice President     Since 1998                   One               None
1281 Kennestone Circle           Co-Portfolio
Suite 100                        Manager
Marietta, GA 30066

Principal Occupation During past 5 years:
Principal, G.W. Henssler & Associates, Ltd.
Co-Portfolio Manager, Henssler Equity Fund
---------------------------------------------------------------------------------------------------------------------